Exhibit 99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	15

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months
	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,638,682.89

Principal:
Principal Collections	$17,789,532.46
Prepayments in Full	$10,736,935.29
Liquidation Proceeds	$684,619.32
Recoveries	$50,414.24

Sub Total	$29,261,501.31

Collections	$31,900,184.20

Purchase Amounts:
Purchase Amounts Related to Principal	$119,798.93
Purchase Amounts Related to Interest	$700.72

Sub Total	$120,499.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,020,683.85

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	15

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,020,683.85
Servicing Fee	$606,558.46	$606,558.46	$0.00	$0.00	$31,414,125.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,414,125.39
Interest - Class A-2 Notes	$31,626.77	$31,626.77	$0.00	$0.00	$31,382,498.62
Interest - Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$31,111,464.45
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$30,847,478.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,847,478.20
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$30,781,155.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,781,155.53
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$30,732,489.03
Third Priority Principal Payment	$4,813,339.35	$4,813,339.35	$0.00	$0.00	$25,919,149.68
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,859,523.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,859,523.93
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,569,523.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,569,523.93
Residual Released to Depositor	$0.00	$3,569,523.93	$0.00	$0.00	$0.00

Total		$32,020,683.85

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,813,339.35
Regular Principal Payment	$22,290,000.00

Total	$27,103,339.35

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,103,339.35	$97.92	$31,626.77	$0.11	$27,134,966.12	$98.03
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,103,339.35	$23.84	$741,262.11	$0.65	$27,844,601.46	$24.49

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor

Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$61,213,096.62	0.2211456	$34,109,757.27	0.1232289
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$666,523,096.62	0.5861553	$639,419,757.27	0.5623201

Pool Information
Weighted Average APR		4.515%		4.512%
Weighted Average Remaining Term		44.98		44.16
Number of Receivables Outstanding		39,132		38,244
Pool Balance		$727,870,150.06		$698,149,832.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$666,523,096.62		$639,419,757.27
Pool Factor		0.5970689		0.5726895

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$58,730,075.01
Targeted Overcollateralization Amount	$58,730,075.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,730,075.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		117	$389,431.78
(Recoveries)		47	$50,414.24

Net Losses for Current Collection Period			$339,017.54
Cumulative Net Losses Last Collection Period			$3,680,292.27

Cumulative Net Losses for all Collection Periods			$4,019,309.81

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.24%	422	$8,637,994.54
61-90 Days Delinquent	0.14%	41	$964,731.55
91-120 Days Delinquent	0.04%	10	$262,602.50
Over 120 Days Delinquent	0.06%	20	$410,073.95

Total Delinquent Receivables	1.47%	493	$10,275,402.54

Repossession Inventory:
Repossessed in the Current Collection Period		32	$744,857.06
Total Repossessed Inventory		41	$966,302.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5775%
Preceding Collection Period			0.8861%
Current Collection Period			0.5706%
Three Month Average			0.6780%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1976%
Preceding Collection Period			0.1533%
Current Collection Period			0.1857%
Three Month Average			0.1789%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer